Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,999,997.44
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	0.00
Net Fee	41,430.00
Narrative - Max Aggregate Offering Price	$ 299,999,997.44
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true